Significant Accounting Policies - Schedule of Useful Life of Assets (Details) (10-K)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Computer Equipment [Member]
Estimated useful life of assets	3 years	3 years
Furniture and Fixtures [Member]
Estimated useful life of assets	7 years	7 years
Clinical and Medical Equipment [Member]
Estimated useful life of assets	15 years	15 years
Leasehold Improvements [Member]
Estimated useful life of assets, description	Shorter of term of lease or estimated useful life of the asset	Shorter of term of lease or estimated useful life of the asset